Notes Payable - Related Parties	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE - RELATED PARTIES

NOTE 8 - NOTES PAYABLE – RELATED PARTIES

Convertible Notes

The Company has an $840,000 convertible note payable ("Note 1") to a related party entity controlled by the Company's CEO. Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due. The holder of Note 1 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. As of March 31, 2020 and September 30, 2019, Note 1 has not been converted and the balance of $688,444 and $688,444, and accrued interest was $198,394, and $174,232, respectively. This note is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula. (refer to Note 16)

The Company has a convertible note payable (for an unspecified amount) with the Company's CEO. This line of credit ("LoC") bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019, on December 23, 2018 the maturity date of the LoC was extended to September 23, 2024. The holder of the LoC has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. During the six months ended March 31, 2020 the Company was advanced $57,850 and repaid $72,803, on this LoC. As of March 31, 2020, and September 30, 2019, the LoC has not been converted, the balance was $152,042 and $166,995, and accrued interest was $27,392 and $21,838, respectively. This LoC is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.

On July 2, 2019, the Company issued a convertible note payable ("Note 2") to the Company's CEO for a $15,000, cash loan. The funds were paid directly to a vendor to the Company. The note matures on June 9, 2020, bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $15,000 with a charge to interest expense for the note. The note principal and put premium were $15,000, and $15,000, at March 31, 2020 and September 30, 2019. Accrued interest was $1,081, at March 31, 2020.

On September 13, 2019, the Company issued a convertible note payable to an entity controlled by the Company's CEO for a $17,000, cash loan. The note matures on June 9, 2020, bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $17,000 with a charge to interest expense for the notes. The note principal and put premium were $17,000, and $17,000, at March 31,2020 and September 30, 2019. Accrued interest was $935, at March 31, 2020.

Notes and Other Loans

On December 20, 2018 the Company issued a promissory note to the CEO for a $400,000, cash loan. The note bears interest at 12% per annum, matures on January 7, 2024 and requires monthly payment of principal of $5,000 with a balloon payment at maturity. The principal and accrued interest balances were $367,500 (of which $120,000 is classified as a current liability, due within the next 12 months) and $57,019, as of March 31, 2020. (refer to Note 16)

On January 19, 2019 the Company issued a, promissory note to the CEO for a $200,000, cash loan. The note bears interest at 12% per annum, matures on September 23, 2021 and requires monthly payments of $2,500 principal. The outstanding principal and accrued interest are $195,000 (of which $60,000 is classified as a current liability, due within the next 12 months) and $17,920 at March 31, 2020. (refer to Note 16)

On July 1, 2019, the Company entered into a purchase order financing agreements with an entity controlled by the Company's CEO ("Pike Falls") for a cash advances to Howco. The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance. The principal and interest balance was $73,116, at March 31, 2020 and is included in notes payable – related parties on the balance sheet. Interest charges for the six months ended March 31, 2020, amounted to $10,861, of which a payments were made for $4,555, leaving an unpaid balance of $3,725, which is included in the above balance. (refer to Note 16)

NOTE 9 - NOTES PAYABLE – RELATED PARTIES

Convertible Notes

The Company has an $840,000 convertible note payable ("Note 1") to a related party entity controlled by the Company's CEO. Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due. The holder of Note 1 has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. As of September 30, 2019 and 2018, Note 1 has not been converted and the balance of the note was $688,444 and $688,444, and accrued interest was $174,232 and $125,968, respectively. This note is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.

The Company has a convertible note payable (for an unspecified amount) with the Company's CEO. This line of credit ("LoC") bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019, on December 23, 2018 the maturity date of the LoC was extended to September 23, 2024. The holder of the LoC has the option to convert the outstanding principal and accrued interest, in whole or in part, into shares of common stock at a conversion price equal to the volume weighted average price per share of common stock for the 30-day period prior to conversion. During the year ended September 30, 2018, the Company borrowed $670 and repaid $95,000. During the year ended September 30, 2019 the Company was advanced $221,950 and repaid $82,025, on this LoC. As of September 30, 2019 and 2018, the LoC has not been converted, the balance was $166,995 and $27,670, and accrued interest was $21,838 and $11,350, respectively. This LoC is considered a stock settled debt in accordance with ASC 480 and the fixed monetary amount is equal to the principal amount based on the conversion formula.

On July 2, 2019, the Company issued a convertible note payable ("Note 2") to the Company's CEO for a $15,000, cash loan. The funds were paid directly to a vendor to the Company. The note matures on June 9, 2020, bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $15,000 with a charge to interest expense for the note. The note principal, put premium and interest balances are $15,000, $15,000 and $319 at September 30, 2019.

On September 13, 2019, the Company issued a convertible note payable to an entity controlled by the Company's CEO for a $17,000, cash loan. The note matures on June 9, 2020, bears interest at 10% and may be converted to the Company's common stock at 50% of the lowest closing bid in the 20 trading days prior to notification of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $17,000 with a charge to interest expense for the notes. The note principal, put premium and interest balances are $17,000, $17,000 and $71 at September 30, 2019.

Notes and Other Loans

On December 20, 2018 the Company issued a promissory note to the CEO for a $400,000, cash loan. The note bears interest at 12% per annum, matures on January 7, 2024 and requires monthly payment of principal of $5,000 with a balloon payment at maturity. The principal and accrued interest balances were $367,500 (of which $90,000 is classified as a current liability, due with the next 12 months) and $34,969 as of September 30, 2019.

On January 19, 2019 the Company issued a, promissory note to the CEO for a $200,000, cash loan. The note bears interest at 12% per annum, matures on September 23, 2021 and requires monthly payments of $2,500 principal. The outstanding principal and accrued interest are $195,000 (of which $45,000 is classified as a current liability, due with the next 12 months) and $13,032 at September 30, 2019.

On July 1, 2019, the Company entered into a purchase order financing agreements with an entity controlled by the Company's CEO ("Pike Falls") for cash advances to Howco. The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance. The principal balance was $69,391, at September 30, 2019 and is included in notes payable – related parties on the balance sheet.